Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) Share
Statements Line Items
Number of warrants outstanding in share-based payment arrangement at beginning of period | Share	0
Weighted average exercise price of warrants outstanding in share-based payment arrangement at beginning of period | $	$ 0
Number of warrants granted in share-based payment arrangement | Share	2,623,306
Weighted average exercise price of warrants granted in share-based payment arrangement | $	$ 2.00
Number of warrants outstanding in share-based payment arrangement at end of period | Share	2,623,306
Weighted average exercise price of warrants outstanding in share-based payment arrangement at end of period | $	$ 2.00